N-6	Aug. 07, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	New York Life Ins & Annuity Corp Var Univ Life Sep Acc I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	Aug. 07, 2026
Amendment Flag	false
New York Life Survivorship Variable Universal Life Accumulator II
Item 2. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]	Election of certain optional riders, including the Extended No Lapse Guarantee Rider, may change the amount, structure, or duration of certain ongoing policy charges.
Optional Benefit Restrictions [Text Block]	Some optional benefits may change the structure, amount or duration of certain charges under the policy.
Item 4. Fee Table [Text Block]
PERIODIC CHARGES OTHER THAN FUNDS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Per Thousand of
Face Amount
Charge

•Without the
Extended No
Lapse
Guarantee
Rider[3]

Charge for
Representative
Investors
(Male/Female,
40/40,
Preferred/
Preferred) for
$250,000 of
Face Amount

•Once the
Extended No
Lapse
Guarantee
Rider is Elected
Monthly for the first 20 years Monthly to Younger Insured Age 121
Charge per $1,000
of Face Amount
Amount

Guaranteed
Maximum: $1.78889
per month

Minimum: $0.05947
per month

$0.13467 per month

Charge per $1,000
of Face Amount

Guaranteed
Maximum: $1.31866
per month

Minimum: $0.05188
per month

$0.11749 per month

(Initial Charge is
based on the issue
ages, genders,
classes of risk, and
Face Amount at
issue)

Periodic Charges [Table Text Block]
PERIODIC CHARGES OTHER THAN FUNDS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Per Thousand of
Face Amount
Charge

•Without the
Extended No
Lapse
Guarantee
Rider[3]

Charge for
Representative
Investors
(Male/Female,
40/40,
Preferred/
Preferred) for
$250,000 of
Face Amount

•Once the
Extended No
Lapse
Guarantee
Rider is Elected
Monthly for the first 20 years Monthly to Younger Insured Age 121
Charge per $1,000
of Face Amount
Amount

Guaranteed
Maximum: $1.78889
per month

Minimum: $0.05947
per month

$0.13467 per month

Charge per $1,000
of Face Amount

Guaranteed
Maximum: $1.31866
per month

Minimum: $0.05188
per month

$0.11749 per month

(Initial Charge is
based on the issue
ages, genders,
classes of risk, and
Face Amount at
issue)

Insurance Cost, Footnotes [Text Block]	The Per Thousand Face Amount Charge that will apply to the policy depends on whether the Extended No Lapse Guarantee rider is elected. The applicable charges are shown in the table above. The Per Thousand Face Amount Charge applicable upon election of the Extended No Lapse Guarantee Rider will continue to apply even if the rider later terminates.
Expense Risk Fees, Description [Text Block]	Per Thousand of Face Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly for the first 20 years
Expense Risk Fees, Representative Investor [Text Block]	Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount
Expense Risk Fees (of Face Amount), Maximum [Percent]	1.78889%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.05947%
Item 10. Standard Death Benefits (N-6) [Table Text Block]	If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider.
Item 11. Other Benefits Available (N-6) [Text Block]	Additional Benefits Through Riders and OptionsThe first three sentences of the first paragraph under the heading “Additional Benefits Through Riders and Options” are deleted and replaced with the following (Prospectus Page 41):Subject to jurisdictional availability, you can apply for additional benefits by selecting one or more optional riders. Any rider you choose will have its own charges. The Return of Premium Rider, Overloan Protection Rider, Estate Protection Rider, Level Term First-to-Die Rider and the Extended No Lapse Guarantee Rider (except it may be available for certain existing policies as described in the “State Variations and Rider Availability” section) can be elected only upon the issuance of the policy, and the Living Benefits Rider can only be elected after the death of the first insured to die; all other riders can be elected at any time, subject to age and/or underwriting restrictions, provided they are available in your state of issue.The following rows are added to the table (Prospectus Page 47):
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Extended No Lapse Guarantee Rider
Guarantees that the policy
will not lapse beyond the
Guarantee Period even if the
policy’s Cash Surrender
Value is insufficient to pay
Monthly Deduction Charges,
subject to satisfaction of a
required premium test.
		Optional	•Only available at policy issue, except for certain existing policies as discussed in the “State Variations and Rider Availability” section. •Requires sufficient
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

premium payments to
satisfy a required premium
test.

•Partial surrenders, policy
loans, and accrued loan
interest will affect the
required premium test and
may result in termination of
the rider.

•Election of the rider results
in a change in the structure
of the Monthly Per
Thousand of Face Amount
Charge. The revised
charge structure will be
applicable even if the rider
is later terminated.

•There is also an additional
rider specific Mortality and
Expense Risk charge
which will apply in addition
to the Monthly Mortality
and Expense Risk charge
of the policy. This charge
will end if the rider
terminates.

•The rider is only available
with Life Insurance Benefit
Option 1 and only if CVAT
is elected.

•The rider will terminate if a
face amount increase is
requested on the policy.

•The rider is not available if
the Return of Premium
Rider or the Level Term
First-to-Die Rider are
elected.

Estate Protection Rider	Provides additional insurance protection for the first four Policy Years if both Insureds die.	Optional	•Only available at policy issue.
Level First-to-Die Term Rider	Provides a level term insurance death benefit upon the death of the first insured	Optional	•The benefit is only paid once (even if both insureds die at the same time).
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
	while the rider is in effect.		•Only available at policy issue. •This rider is not available if the Extended No Lapse Guarantee Rider is elected.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Extended No Lapse Guarantee Rider
Guarantees that the policy
will not lapse beyond the
Guarantee Period even if the
policy’s Cash Surrender
Value is insufficient to pay
Monthly Deduction Charges,
subject to satisfaction of a
required premium test.
		Optional	•Only available at policy issue, except for certain existing policies as discussed in the “State Variations and Rider Availability” section. •Requires sufficient
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

premium payments to
satisfy a required premium
test.

•Partial surrenders, policy
loans, and accrued loan
interest will affect the
required premium test and
may result in termination of
the rider.

•Election of the rider results
in a change in the structure
of the Monthly Per
Thousand of Face Amount
Charge. The revised
charge structure will be
applicable even if the rider
is later terminated.

•There is also an additional
rider specific Mortality and
Expense Risk charge
which will apply in addition
to the Monthly Mortality
and Expense Risk charge
of the policy. This charge
will end if the rider
terminates.

•The rider is only available
with Life Insurance Benefit
Option 1 and only if CVAT
is elected.

•The rider will terminate if a
face amount increase is
requested on the policy.

•The rider is not available if
the Return of Premium
Rider or the Level Term
First-to-Die Rider are
elected.

Estate Protection Rider	Provides additional insurance protection for the first four Policy Years if both Insureds die.	Optional	•Only available at policy issue.
Level First-to-Die Term Rider	Provides a level term insurance death benefit upon the death of the first insured	Optional	•The benefit is only paid once (even if both insureds die at the same time).
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
	while the rider is in effect.		•Only available at policy issue. •This rider is not available if the Extended No Lapse Guarantee Rider is elected.

New York Life Survivorship Variable Universal Life Accumulator II | Risk of Lapse (especially on minimally-funded policies)
Item 2. Key Information [Line Items]
Item 5. Principal Risks [Table Text Block]	If elected, the Extended No Lapse Guarantee Rider may help prevent policy lapse even if the Policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges. However, the rider requires sufficient premium payments to satisfy a required premium test and may terminate if those requirements are not met. Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.
New York Life Survivorship Variable Universal Life Accumulator II | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	If elected, the Extended No Lapse Guarantee Rider may help prevent policy lapse even if the Policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.
New York Life Survivorship Variable Universal Life Accumulator II | Extended No Lapse Guarantee Rider
Item 2. Key Information [Line Items]
Expense Risk Fees, Description [Text Block]	Once the Extended No Lapse Guarantee Rider is Elected
Expense Risk Fees, When Deducted [Text Block]	Monthly to Younger Insured Age 121
Expense Risk Fees (of Face Amount), Maximum [Percent]	1.31866%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.05188%
Optional Benefit Charge, Description [Text Block]	Extended No Lapse Guarantee RiderMonthly Extended NLG Mortality and Expense Risk Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly until rider expires
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Extended No Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Guarantees that the policy will not lapse beyond the Guarantee Period even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges, subject to satisfaction of a required premium test.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available at policy issue, except for certain existing policies as discussed in the “State Variations and Rider Availability” section.•Requires sufficient premium payments to satisfy a required premium test.•Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.•Election of the rider results in a change in the structure of the Monthly Per Thousand of Face Amount Charge. The revised charge structure will be applicable even if the rider is later terminated.•There is also an additional rider specific Mortality and Expense Risk charge which will apply in addition to the Monthly Mortality and Expense Risk charge of the policy. This charge will end if the rider terminates.•The rider is only available with Life Insurance Benefit Option 1 and only if CVAT is elected.•The rider will terminate if a face amount increase is requested on the policy.•The rider is not available if the Return of Premium Rider or the Level Term First-to-Die Rider are elected.
Name of Benefit [Text Block]	Extended No Lapse Guarantee Rider
Operation of Benefit [Text Block]	Extended No Lapse Guarantee RiderThe rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay the Monthly Deduction Charges as long as the rider remains on the policy and the conditions set forth in the rider are met.If the Monthly Deduction Charges exceed the policy’s Cash Surrender Value, we will deduct as much of the Monthly Deduction Charges from the policy’s Cash Value as possible and defer the remaining amount, including charges for this rider and any other riders attached to the policy. The charges are deferred to the earlier of the Monthly Deduction Day on which: ●The Cash Surrender Value is sufficient to pay any outstanding deferred Monthly Deduction Charges; ●The rider is no longer in effect, and we send you a bill for any outstanding deferred Monthly Deduction Charges; or●The required premium test is not satisfied, and your policy enters the Late Period.In exchange for the guarantee provided by this rider, you must pay sufficient premium to satisfy the rider’s required premium test and keep the rider in force. The premium required to satisfy this test varies based on your policy and the timing and amount of premiums and may change if you modify your policy or any riders attached to your policy. Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.If the required premium test is not satisfied on a Monthly Deduction Day, we will notify you and request a premium payment sufficient to:●satisfy the failed required premium test; and ●satisfy the required premium test for the following two Monthly Deduction Days. If the required premium payment is not made within 62 days following the Monthly Deduction Day that the test was not satisfied, the rider will terminate and cannot be reinstated.In addition, if at such time there is insufficient Cash Surrender Value to pay the Monthly Deduction Charges, the Base Policy will be subject to the Late Period and Lapse provisions as described in this prospectus.The rider has a Monthly Extended NLG Mortality and Expense Risk Charge and a revised Monthly Per Thousand Face Amount Charge. The revised Monthly Per Thousand Face Amount Charge is reflected on the Policy Specifications Page and will continue to apply even if the rider later terminates.We reserve the right to establish investment restrictions in connection with the rider. We currently do not impose any such restrictions.The rider ends if the policy ends, if a face amount increase or change from Life Insurance Benefit Option 1 is requested, on the rider expiration date or 62 days after the required premium test is not met and the required premium payment was not made. You can also cancel this rider at any time by sending us signed written notice in Good Order. The rider is only available at issue, except as otherwise provided for in the “State Variations and Rider Availability” section.
Calculation Method of Benefit [Text Block]	Example: The following illustrates how the required premium test is performed and the rider benefit for a Representative Insured (Male/Female, Age 40/40, Preferred/Preferred rating) on a policy with $250,000 of Face Amount, Life Insurance Benefit Option 1, and a Monthly ENLG Premium of $200. If the ENLG Premium Test is greater than or equal to the ENLG Required Premium, the Test is passed.
Policy Year	Premiums Paid	ENLG Required Premium	ENLG Test Passed?	Cash Surrender Value	Monthly Deduction Charges	ENLG Keeps Policy Inforce?
1	$200	$200	Yes	$50	$50	Yes
2	$200	$200	Yes	$100	$50	Yes
3	$200	$200	Yes	$50	$50	Yes
4	$0	$200	No	$0	$50	No
5	$0	$200	No	-$50	$50	No
6	$0	$200	No	-$100	$50	No
●Estate Protection RiderThe Estate Protection Rider provides additional insurance protection during the first four policy years if both insureds die while the rider is in effect. Rider charges apply. The rider is only available at policy issue. You can cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.Example: The following illustrates the benefit available under the Estate Protection Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), the first of whom dies at the beginning of Policy Year 2 and the second of whom dies at the end of Policy Year 3, under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$0.12	$0.12	$0
2	$0.48	$0.60	$0
3	$0.84	$1.44	$100,000
4	$0	$1.44	$0
5	$0	$1.44	$0
●Level First-to-Die Term RiderThe Level First-to-Die Term Rider provides a level term insurance death benefit if either insured dies while the rider is in effect. The benefit under this rider is payable only once, even if both insureds die at the same time. Rider charges apply. You may decrease the Face Amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the Face Amount of this rider. You may cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.Example: The following illustrates the benefit available under the Level First-to-Die Term Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), one of whom dies at the end of Policy Year 7 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$54.60	$54.60	$0
2	$83.40	$138.00	$0
3	$99.72	$237.72	$0
4	$117.96	$355.68	$0
5	$140.40	$496.08	$0
6	$161.64	$657.72	$0
7	$186.72	$844.44	$100,000
8	$0	$844.44	$0
POLICY PAYMENT INFORMATIONChanging Your Life Insurance Benefit OptionThe following is added to the end of the first paragraph (Prospectus Page 72): If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. TERMINATION AND RESTATEMENTNo Lapse Guarantees The following disclosure is added to the end of the section (Prospectus Page 78):Extended No Lapse Guarantee RiderIf elected, the Extended No Lapse Guarantee Rider can also provide lapse protection. As long as the rider remains in effect and satisfies the required premium test, the rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.See “Charges Associated with the Policy” and “Additional Benefits Through Riders and Options — Extended No Lapse Guarantee Rider” for more information.STATE VARIATIONS AND RIDER AVAILABILITY State Variations The following is added directly under the heading “Rider Availability” (Prospectus Page 91):Some riders may not be available in all jurisdictions. Contact your registered representative for more information.The following is added at the end of the “Rider Availability” section (Prospectus Page 91): Extended No Lapse Guarantee ●In jurisdictions where the rider is available, the rider may be added to existing policies issued between May 1, 2026 and August 7, 2026, if such election is made before September 7, 2026.●After September 7, 2026 and for all policies issued on or after August 8, 2026 in jurisdictions where the rider is available, the rider may only be elected at policy issuance. Level First-to-Die TermThis rider will be available on or around November 7, 2026. The other sections of your Prospectus remain unchanged. New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010
New York Life Survivorship Variable Universal Life Accumulator II | Estate Protection Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Estate Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly until rider expires
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Current [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00001%
Optional Benefit Expense, Footnotes [Text Block]	Maximum Guaranteed Charge for Representative Investors: (Male/Female, Age 40/40, Preferred/Preferred) for $250,000 Face AmountCurrent Charge for Representative Investors: (Male/Female, Age 40/40,Preferred/Preferred) for $250,000 Face Amount
Name of Benefit [Text Block]	Estate Protection Rider
Purpose of Benefit [Text Block]	Provides additional insurance protection for the first four Policy Years if both Insureds die.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available at policy issue.
Name of Benefit [Text Block]	Estate Protection Rider
Operation of Benefit [Text Block]	Estate Protection RiderThe Estate Protection Rider provides additional insurance protection during the first four policy years if both insureds die while the rider is in effect. Rider charges apply. The rider is only available at policy issue. You can cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.
Calculation Method of Benefit [Text Block]	Example: The following illustrates the benefit available under the Estate Protection Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), the first of whom dies at the beginning of Policy Year 2 and the second of whom dies at the end of Policy Year 3, under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$0.12	$0.12	$0
2	$0.48	$0.60	$0
3	$0.84	$1.44	$100,000
4	$0	$1.44	$0
5	$0	$1.44	$0
●Level First-to-Die Term RiderThe Level First-to-Die Term Rider provides a level term insurance death benefit if either insured dies while the rider is in effect. The benefit under this rider is payable only once, even if both insureds die at the same time. Rider charges apply. You may decrease the Face Amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the Face Amount of this rider. You may cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.Example: The following illustrates the benefit available under the Level First-to-Die Term Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), one of whom dies at the end of Policy Year 7 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$54.60	$54.60	$0
2	$83.40	$138.00	$0
3	$99.72	$237.72	$0
4	$117.96	$355.68	$0
5	$140.40	$496.08	$0
6	$161.64	$657.72	$0
7	$186.72	$844.44	$100,000
8	$0	$844.44	$0
POLICY PAYMENT INFORMATIONChanging Your Life Insurance Benefit OptionThe following is added to the end of the first paragraph (Prospectus Page 72): If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. TERMINATION AND RESTATEMENTNo Lapse Guarantees The following disclosure is added to the end of the section (Prospectus Page 78):Extended No Lapse Guarantee RiderIf elected, the Extended No Lapse Guarantee Rider can also provide lapse protection. As long as the rider remains in effect and satisfies the required premium test, the rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.See “Charges Associated with the Policy” and “Additional Benefits Through Riders and Options — Extended No Lapse Guarantee Rider” for more information.STATE VARIATIONS AND RIDER AVAILABILITY State Variations The following is added directly under the heading “Rider Availability” (Prospectus Page 91):Some riders may not be available in all jurisdictions. Contact your registered representative for more information.The following is added at the end of the “Rider Availability” section (Prospectus Page 91): Extended No Lapse Guarantee ●In jurisdictions where the rider is available, the rider may be added to existing policies issued between May 1, 2026 and August 7, 2026, if such election is made before September 7, 2026.●After September 7, 2026 and for all policies issued on or after August 8, 2026 in jurisdictions where the rider is available, the rider may only be elected at policy issuance. Level First-to-Die TermThis rider will be available on or around November 7, 2026. The other sections of your Prospectus remain unchanged. New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010
New York Life Survivorship Variable Universal Life Accumulator II | Level First-to-Die Term Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Level-First-to-Die Term Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly until rider expires
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Current [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.05501%
Optional Benefit Expense, Footnotes [Text Block]	Guaranteed Charge for Representative Investors: (Male/Female, Age 40/40, Preferred/Preferred) for $250,000 Face AmountCurrent Charge for Representative Investors: (Male/Female, Age 40/40,Preferred/Preferred) for $250,000 Face Amount
Name of Benefit [Text Block]	Level First-to-Die Term Rider
Purpose of Benefit [Text Block]	Provides a level term insurance death benefit upon the death of the first insured
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The benefit is only paid once (even if both insureds die at the same time).while the rider is in effect.•Only available at policy issue.•This rider is not available if the Extended No Lapse Guarantee Rider is elected.
Name of Benefit [Text Block]	Level First-to-Die Term Rider
Operation of Benefit [Text Block]	Level First-to-Die Term RiderThe Level First-to-Die Term Rider provides a level term insurance death benefit if either insured dies while the rider is in effect. The benefit under this rider is payable only once, even if both insureds die at the same time. Rider charges apply. You may decrease the Face Amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the Face Amount of this rider. You may cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.
Calculation Method of Benefit [Text Block]	Example: The following illustrates the benefit available under the Level First-to-Die Term Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), one of whom dies at the end of Policy Year 7 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$54.60	$54.60	$0
2	$83.40	$138.00	$0
3	$99.72	$237.72	$0
4	$117.96	$355.68	$0
5	$140.40	$496.08	$0
6	$161.64	$657.72	$0
7	$186.72	$844.44	$100,000
8	$0	$844.44	$0
POLICY PAYMENT INFORMATIONChanging Your Life Insurance Benefit OptionThe following is added to the end of the first paragraph (Prospectus Page 72): If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. TERMINATION AND RESTATEMENTNo Lapse Guarantees The following disclosure is added to the end of the section (Prospectus Page 78):Extended No Lapse Guarantee RiderIf elected, the Extended No Lapse Guarantee Rider can also provide lapse protection. As long as the rider remains in effect and satisfies the required premium test, the rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.See “Charges Associated with the Policy” and “Additional Benefits Through Riders and Options — Extended No Lapse Guarantee Rider” for more information.STATE VARIATIONS AND RIDER AVAILABILITY State Variations The following is added directly under the heading “Rider Availability” (Prospectus Page 91):Some riders may not be available in all jurisdictions. Contact your registered representative for more information.The following is added at the end of the “Rider Availability” section (Prospectus Page 91): Extended No Lapse Guarantee ●In jurisdictions where the rider is available, the rider may be added to existing policies issued between May 1, 2026 and August 7, 2026, if such election is made before September 7, 2026.●After September 7, 2026 and for all policies issued on or after August 8, 2026 in jurisdictions where the rider is available, the rider may only be elected at policy issuance. Level First-to-Die TermThis rider will be available on or around November 7, 2026. The other sections of your Prospectus remain unchanged. New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010